OTHER INCOME AND OTHER EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF OTHER INCOME

Other income was as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Interest income	$369,956	$52,917	$680,446	$93,373
Income in connection to the LR Agreements (defined below)	9,844,894	—	9,844,894	—
Other	622,879	—	622,919	6,137
Total	$10,837,729	$52,917	$11,148,259	$99,510

SCHEDULE OF OTHER EXPENSES

Other expenses were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Transaction-related costs in connection with the Business Combination	$6,804	$53,342	$6,179,179	$55,074
Fees in connection to the LR Agreements (defined below)	1,148,922	—	1,148,922	—
Loss on disposition of property and equipment	—	883	—	83,348
Other	16,716	—	16,716	—
Total	$1,172,442	$54,225	$7,344,817	$138,422

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF OTHER INCOME	Other income for the years ended December 31, 2023, 2022 and 2021 were as follows:
	2023	2022	2021

Interest income	$300,189	$94,130	$87,923
Other	7,633	5,997	63,468
Total	$307,822	$100,127	$151,391

SCHEDULE OF OTHER EXPENSES

Other expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Transaction-related costs	$6,150,988	$306,059	$1,367,647
Loss on disposition of fixed assets	83,389	30,270	—
Legal provision	(101,741)	274,844	—
Total	$6,132,636	$611,173	$1,367,647